Investment Objectives and Goals - Myriad Dynamic Asset Allocation ETF	Sep. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Myriad Dynamic Asset Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Myriad Dynamic Asset Allocation ETF (the “Fund”) seeks to outperform the Bloomberg World EQ:FI 60:40 Index (a benchmark of 60% equities and 40% fixed income) over the long term, with a secondary objective of capital preservation.